EXPLORATION AND EVALUATION ASSETS (Narrative) (Details)			1 Months Ended																																								12 Months Ended
	May 04, 2015 CAD ($)	May 04, 2015 USD ($)	Nov. 30, 2018 CAD ($)	Sep. 24, 2018 USD ($) shares	Apr. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($)	Feb. 28, 2018 CAD ($) shares	Feb. 28, 2018 USD ($) shares	Nov. 30, 2017 CAD ($)	Nov. 30, 2017 USD ($)	Oct. 31, 2017 USD ($)	Feb. 28, 2017 CAD ($)	Feb. 25, 2017 CAD ($)	Feb. 25, 2017 USD ($)	Feb. 14, 2017 CAD ($) shares	Feb. 14, 2017 USD ($) shares	Feb. 14, 2017 SEK (kr) shares	Jan. 31, 2017 USD ($)	Nov. 30, 2016 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 CAD ($)	Jul. 31, 2016 CAD ($)	Jul. 31, 2016 USD ($)	Jul. 29, 2016 CAD ($)	Jul. 29, 2016 USD ($)	Mar. 31, 2016 CAD ($) Ounce	Feb. 29, 2016 CAD ($) shares	Feb. 29, 2016 USD ($) shares	Jan. 31, 2016 CAD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)	Oct. 31, 2015 USD ($)	Feb. 28, 2015 CAD ($) shares	Feb. 28, 2015 USD ($) shares	Dec. 31, 2014 CAD ($) shares	Dec. 31, 2014 USD ($) shares	Sep. 30, 2014 CAD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 CAD ($) shares	Dec. 31, 2013 USD ($) shares	Sep. 24, 2009 CAD ($) shares	Sep. 24, 2009 USD ($) shares	Dec. 31, 2018 CAD ($) Ounce shares	Dec. 31, 2018 USD ($) Ounce shares	Dec. 31, 2017 CAD ($) Ounce shares	Dec. 31, 2017 USD ($) Ounce shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) shares	Feb. 14, 2017 USD ($)	Nov. 23, 2015	Nov. 02, 2015	Feb. 28, 2014	Jul. 17, 2012
Statements Line Items
Receivables																																											$ 7,506,316		$ 3,376,411
Assets arising from exploration and evaluation of mineral resources																																											1,612,901		1,841,966
Royalty interest																															$ 28,798,980												14,346,403		21,943,743		$ 25,831,152
Royalty income																																											2,131,947		2,857,927		2,227,322
Expense arising from exploration for and evaluation of mineral resources																																											8,141,668		6,334,119		6,415,533
Boreal Metals Corp. [Member]
Statements Line Items
Proceeds from reimbursement of amounts paid																																											1,194,456		$ 239,088
Sienna Resources Inc. [Member]
Statements Line Items
Number of equity interests in subsidiary acquired | shares																																													3,000,000	3,000,000
Equity interests of acquirer																																													$ 750,000
AES Madencilik A.S [Member]
Statements Line Items
Gain on disposal of subsidiary																								$ 6,683,560
Proceeds from disposal of exploration and evaluation assets																								6,737,452
Receivables																																											902,991
Accreted interest income receivable																																											$ 167,427
Long term gold price used for calculations																																																	$ 1,325
Discount rate applied to cash flow projections																																											0.00%						0.00%
Disposal of subsidiary, net assets of subsidiary																								53,892
Proceeds from share purchase agreement																								$ 2,630,760	$ 2,000,000
AES Madencilik A.S [Member] | Every six months commencing February 1, 2017 [Member]
Statements Line Items
Description of gold payments associated with share purchase agreement																								500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold. The Company received payments of US$601,825 and US$634,825 during the year ended December 31, 2017, and US$655,525 and US$608,114 during the year ended December 31, 2018, each representing the equivalent of 500 ounces of gold. The payments have been credited against accounts receivable. Receipt of these payments leaves a pre-production total of 5,000 ounces of gold (or the cash equivalent) to be paid to EMX;	500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold. The Company received payments of US$601,825 and US$634,825 during the year ended December 31, 2017, and US$655,525 and US$608,114 during the year ended December 31, 2018, each representing the equivalent of 500 ounces of gold. The payments have been credited against accounts receivable. Receipt of these payments leaves a pre-production total of 5,000 ounces of gold (or the cash equivalent) to be paid to EMX;
AES Madencilik A.S [Member] | Within 30 days after the commencement of commercial production [Member]
Statements Line Items
Description of gold payments associated with share purchase agreement																								7,000 ounces of gold within 30 days after the commencement of commercial production from the Property provided that prior gold payments will be credited against this payment;	7,000 ounces of gold within 30 days after the commencement of commercial production from the Property provided that prior gold payments will be credited against this payment;
AES Madencilik A.S [Member] | Upon production of 100,000 ounces of gold [Member]
Statements Line Items
Description of gold payments associated with share purchase agreement																								250 ounces of gold upon production of 100,000 ounces of gold from the Property;	250 ounces of gold upon production of 100,000 ounces of gold from the Property;
AES Madencilik A.S [Member] | Upon production of an aggregate of 500,000 ounces of gold [Member]
Statements Line Items
Description of gold payments associated with share purchase agreement																								250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the Property;	250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the Property;
AES Madencilik A.S [Member] | Sliding-scale royalty [Member]
Statements Line Items
Description of gold payments associated with share purchase agreement																								For gold production: 1.0% on the first 100,000 ounces of gold; 2.0% on the next 400,000 ounces of gold; 3.0% on all gold production in excess of 500,000 ounces produced from the Property, and;For all production other than gold production: 3.0%.	For gold production: 1.0% on the first 100,000 ounces of gold; 2.0% on the next 400,000 ounces of gold; 3.0% on all gold production in excess of 500,000 ounces produced from the Property, and;For all production other than gold production: 3.0%.
EBX Madencilik A.S. [Member]
Statements Line Items
Gain on disposal of subsidiary																						$ 86,041
Proceeds from share purchase agreement																						$ 332,969	$ 250,000
Annual cash payments from share purchase agreement																							$ 125,000
Condition of share purchase agreement, production returns																						3.5% of production returns after certain deductions ("NSR Payment") for ore mined from the property that is processed on-site (increased to 5% if the ore is processed off-site).	3.5% of production returns after certain deductions ("NSR Payment") for ore mined from the property that is processed on-site (increased to 5% if the ore is processed off-site).
Proportion of advance cash payments credited against NSR payment payable																							80.00%
Haiti [Member]
Statements Line Items
Expense arising from exploration for and evaluation of mineral resources																																															148,455
Sweden [Member]
Statements Line Items
Assets arising from exploration and evaluation of mineral resources																																											$ 437,755		437,755
Sweden [Member] | Boreal Metals Corp. [Member]
Statements Line Items
Number of equity interests in subsidiary acquired | shares															1,713,390	1,713,390	1,713,390
Percentage of equity interests acquired															19.90%																																			19.90%
Description of equity ownership continuing obligation															BMC had the continuing obligation to issue additional shares of BMC to EMX to maintain its 19.9% interest in BMC, at no additional cost to EMX, until BMC raised CAD $5,000,000 in equity (completed). EMX now has the right to participate pro-rata in future financings at its own cost to maintain its 19.9% interest in BMC.	BMC had the continuing obligation to issue additional shares of BMC to EMX to maintain its 19.9% interest in BMC, at no additional cost to EMX, until BMC raised CAD $5,000,000 in equity (completed). EMX now has the right to participate pro-rata in future financings at its own cost to maintain its 19.9% interest in BMC.	BMC had the continuing obligation to issue additional shares of BMC to EMX to maintain its 19.9% interest in BMC, at no additional cost to EMX, until BMC raised CAD $5,000,000 in equity (completed). EMX now has the right to participate pro-rata in future financings at its own cost to maintain its 19.9% interest in BMC.
Proceeds from reimbursement of amounts paid															$ 81,996		kr 550,000
Description of terms of net smelter return royalty															EMX will receive an uncapped 3% NSR royalty on each of the properties. Within five years of the closing date, BMC has the right to buy down up to 1% of the royalty on any given project by paying EMX US$2,500,000 in cash and shares of BMC. Such buy down is project specific.Additionally, EMX will receive annual advance royalty ("AAR") payments of US$20,000 for each of the properties commencing on the second anniversary of the closing, with each AAR payment increasing by US$5,000 per year until reaching US$60,000 per year, except that BMC may forgo AAR payments on two of the four properties in years two and three.EMX will also receive a 0.5% NSR royalty on any new mineral exploration projects generated by BMC in Sweden or Norway, excluding projects acquired from a third party containing a mineral resource or reserve or an existing mining operation. These royalties are not capped and not subject to a buy down.	EMX will receive an uncapped 3% NSR royalty on each of the properties. Within five years of the closing date, BMC has the right to buy down up to 1% of the royalty on any given project by paying EMX US$2,500,000 in cash and shares of BMC. Such buy down is project specific.Additionally, EMX will receive annual advance royalty ("AAR") payments of US$20,000 for each of the properties commencing on the second anniversary of the closing, with each AAR payment increasing by US$5,000 per year until reaching US$60,000 per year, except that BMC may forgo AAR payments on two of the four properties in years two and three.EMX will also receive a 0.5% NSR royalty on any new mineral exploration projects generated by BMC in Sweden or Norway, excluding projects acquired from a third party containing a mineral resource or reserve or an existing mining operation. These royalties are not capped and not subject to a buy down.	EMX will receive an uncapped 3% NSR royalty on each of the properties. Within five years of the closing date, BMC has the right to buy down up to 1% of the royalty on any given project by paying EMX US$2,500,000 in cash and shares of BMC. Such buy down is project specific.Additionally, EMX will receive annual advance royalty ("AAR") payments of US$20,000 for each of the properties commencing on the second anniversary of the closing, with each AAR payment increasing by US$5,000 per year until reaching US$60,000 per year, except that BMC may forgo AAR payments on two of the four properties in years two and three.EMX will also receive a 0.5% NSR royalty on any new mineral exploration projects generated by BMC in Sweden or Norway, excluding projects acquired from a third party containing a mineral resource or reserve or an existing mining operation. These royalties are not capped and not subject to a buy down.
Description of annual advance royalty payments															EMX will receive annual advance royalty ("AAR") payments of US$20,000 for each of the properties commencing on the second anniversary of the closing, with each AAR payment increasing by US$5,000 per year until reaching US$60,000 per year, except that BMC may forgo AAR payments on two of the four properties in years two and three.	EMX will receive annual advance royalty ("AAR") payments of US$20,000 for each of the properties commencing on the second anniversary of the closing, with each AAR payment increasing by US$5,000 per year until reaching US$60,000 per year, except that BMC may forgo AAR payments on two of the four properties in years two and three.	EMX will receive annual advance royalty ("AAR") payments of US$20,000 for each of the properties commencing on the second anniversary of the closing, with each AAR payment increasing by US$5,000 per year until reaching US$60,000 per year, except that BMC may forgo AAR payments on two of the four properties in years two and three.
Sweden [Member] | Boreal Metals Corp. [Member] | Pursuant to the agreement [Member]
Statements Line Items
Number of equity interests in subsidiary acquired | shares															1,713,390	1,713,390	1,713,390
Equity interests of acquirer, value per share																																																		$ 0.05
Equity interests of acquirer															$ 85,670
Payment of finders fee															15,862	$ 12,000
Gain on disposal of subsidiary															$ 1,393,224
Sweden [Member] | Boreal Metals Corp. [Member] | Subsequent to signing [Member]
Statements Line Items
Number of equity interests in subsidiary acquired | shares															7,492,492	7,492,492	7,492,492
Equity interests of acquirer															$ 1,290,998
Austria [Member]
Statements Line Items
Expense arising from exploration for and evaluation of mineral resources																																															48,767
Europe [Member]
Statements Line Items
Expense arising from exploration for and evaluation of mineral resources																																															146,159
USA South 32 [Member]
Statements Line Items
Proceeds from reimbursement of amounts paid																																											68,911
Annual proceeds for new acquisition funding			$ 200,000
Annual Proceeds To Generate New Prospects			$ 800,000
Option agreement, interest			100.00%
Option agreement, exploration expenditures required			$ 5,000,000
Net smelter return royalty			2.00%
Proceeds from option agreement			$ 525,000
Expense arising from exploration for and evaluation of mineral resources																																											145,284
USA - Kennecott [Member]
Statements Line Items
Expense arising from exploration for and evaluation of mineral resources																																											54,631		63,530		537,112
USA Anglo American [Member]
Statements Line Items
Expense arising from exploration for and evaluation of mineral resources																																											17,640		63,908
Superior West project [Member]
Statements Line Items
Proceeds from annual option payment		$ 1,000,000				$ 1,000,000												$ 100,000								$ 1,000,000																	130,756	$ 100,000	133,383	$ 100,000	129,820	$ 100,000
Proceeds from reimbursement of amounts paid		$ 99,187
Description of terms of net smelter return royalty	Kennecott has the right to buy down 1% of the NSR royalty from underlying claim holders by payment of US$4,000,000 to EMX.	Kennecott has the right to buy down 1% of the NSR royalty from underlying claim holders by payment of US$4,000,000 to EMX.
Option agreement, interest	100.00%	100.00%
Option agreement, exploration expenditures required		$ 5,500,000
Net smelter return royalty	2.00%	2.00%
Proceeds from option agreement		$ 149,187
Amount applied against capitalized costs	$ 52,500	$ 50,000																																													105,100
Exploration income as option payments																																															$ 24,720
Yerington West Property [Member]
Statements Line Items
Proceeds from annual option payment																																											98,310	$ 75,000	88,527	$ 75,000
Description of terms of net smelter return royalty																																									Under the agreement, once the earn-in has been completed, EMX can convert its interest to a 2.5% NSR. Hudbay has the option to buy down 1.5% of the NSR for US$4,500,000.	Under the agreement, once the earn-in has been completed, EMX can convert its interest to a 2.5% NSR. Hudbay has the option to buy down 1.5% of the NSR for US$4,500,000.
Option agreement, interest																																									80.00%	80.00%
Option agreement, shares received | shares																																									85,000	85,000
Option agreement, exploration expenditures required																																									$ 1,000,000
Proceeds from option agreement																																									140,000
Advanced production payments																																									$ 375,000
Yerington West Property [Member] | Between the fifth and seventh anniversaries [Member]
Statements Line Items
Proceeds from annual advance minimum royalty																																										$ 50,000
Yerington West Property [Member] | Between the eighth and tenth anniversaries [Member]
Statements Line Items
Proceeds from annual advance minimum royalty																																											$ 75,000
Advanced production payments																																										$ 75,000
Koonenberry [Member]
Statements Line Items
Capitalized cost of properties transferred																																													$ 81,124
Option agreement, interest																																																					100.00%
Net smelter return royalty																																													3.00%								3.00%
Losses on disposals of property, plant and field equipment																																													$ 87,987
Disposals, property, and field equipment																																													$ 6,866
Slattberg licenses [Member] | Sienna Resources Inc. [Member]
Statements Line Items
Description of terms of net smelter return royalty																																													Within six years of the execution of the agreement, Sienna may purchase 0.5% of the NSR royalty for $1,500,000, leaving EMX with a 2.5% NSR royalty.	Within six years of the execution of the agreement, Sienna may purchase 0.5% of the NSR royalty for $1,500,000, leaving EMX with a 2.5% NSR royalty.
Option agreement, interest																																													100.00%
Option agreement, shares received | shares																																													3,000,000	3,000,000
Option agreement, value of shares received																																													$ 750,000
Option agreement, exploration expenditures required																																													$ 750,000
Net smelter return royalty																																													3.00%
Slattberg licenses [Member] | Sienna Resources Inc. [Member] | Upon exercise of the option [Member]
Statements Line Items
Option agreement, shares received | shares																																													3,000,000	3,000,000
Slattberg licenses [Member] | Sienna Resources Inc. [Member] | After exercise of the option [Member]
Statements Line Items
Description of terms of option agreement																																													After exercise of the option, Sienna will use commercially reasonable efforts to raise $3,000,000 for development of the project and other activities. Once Sienna has raised that amount, Sienna will issue an additional 4,000,000 common shares to EMX. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its interest in Sienna.	After exercise of the option, Sienna will use commercially reasonable efforts to raise $3,000,000 for development of the project and other activities. Once Sienna has raised that amount, Sienna will issue an additional 4,000,000 common shares to EMX. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its interest in Sienna.
Cathedral Well Property [Member]
Statements Line Items
Description of terms of net smelter return royalty																																						the Company will retain a 2.5% NSR royalty, inclusive of an underlying 0.5% NSR royalty.
Option agreement, interest																																						100.00%
Proceeds from option agreement																																						$ 100,000
Value of quit claim deed in lieu of option payment																			$ 25,000
Cathedral Well Property [Member] | Events subsequent to the reporting date - cathedral well [Member]
Statements Line Items
Ounces of gold equivalent to payment | Ounce																																											20	20
Hardshell Skarn Property [Member]
Statements Line Items
Option agreement, interest																																100.00%
Net smelter return royalty																																2.00%
Proceeds from option agreement																																$ 85,000
Exploration license, ownership percentage																																													100.00%
Hardshell Skarn Property [Member] | Upon execution of the agreement [Member]
Statements Line Items
Proceeds from option agreement																																25,000
Hardshell Skarn Property [Member] | Over the next three years [Member]
Statements Line Items
Proceeds from option agreement																																60,000
Hardshell Skarn Property [Member] | First anniversary of the exercise of the option [Member]
Statements Line Items
Proceeds from annual advance minimum royalty																																5,000
Hardshell Skarn Property [Member] | After commencement of commercial production [Member]
Statements Line Items
Proceeds from annual advance minimum royalty																																$ 5,000
Greenwood Peak project [Member]
Statements Line Items
Option agreement, interest									100.00%	100.00%
Option agreement, exploration expenditures required										$ 4,500,000
Proceeds from option agreement									$ 30,000	$ 630,000
Copper Springs project [Member]
Statements Line Items
Proceeds from reimbursement of amounts paid																																													$ 106,436	$ 82,000
Description of terms of net smelter return royalty													The royalty is not capped or purchasable, except over two parcels of Arizona State Land where Anglo American can buy a 0.5% NSR royalty from EMX for US$2,000,000.	The royalty is not capped or purchasable, except over two parcels of Arizona State Land where Anglo American can buy a 0.5% NSR royalty from EMX for US$2,000,000.
Option agreement, interest													100.00%	100.00%
Option agreement, exploration expenditures required														$ 5,000,000
Net smelter return royalty													2.00%	2.00%
Proceeds from option agreement													$ 132,000	$ 447,000
Copper Springs project [Member] | Upon exercise of the option [Member]
Statements Line Items
Proceeds from option agreement														$ 110,000
Copper King [Member]
Statements Line Items
Proceeds from reimbursement of amounts paid																				$ 504,314
Option agreement, interest																				100.00%
Option agreement, exploration expenditures required																				$ 4,000,000
Net smelter return royalty																				2.00%
Proceeds from option agreement																				$ 79,314																									$ 65,368	$ 50,000
Copper King [Member] | Events subsequent to the reporting date - copper king property [Member]
Statements Line Items
Proceeds from option agreement																																												$ 50,000
Copper King [Member] | USA - Kennecott [Member]
Statements Line Items
Proceeds from option agreement																																											$ 64,790	50,000
Copper King [Member] | USA Anglo American [Member]
Statements Line Items
Proceeds from option agreement																																											$ 51,832	40,000
Mineral Hill Property [Member]
Statements Line Items
Proceeds from annual option payment											$ 15,000									435,000
Option agreement, exploration expenditures required																				1,550,000
Proceeds from option agreement																				$ 250,000
Amount received upon execution											$ 10,000
Ophir Property [Member]
Statements Line Items
Net smelter return royalty																				2.00%
Proceeds from disposal of exploration and evaluation assets																				$ 75,000
Sisorta Joint Venture [Member]
Statements Line Items
Payment of finders fee																						$ 63,549	$ 48,740
Balya Property [Member]
Statements Line Items
Net smelter return royalty																																											4.00%						4.00%
Royalty interest																																																	$ 121,075
Proceeds from an adjusted royalty payment																																												$ 18,469
Golcuk Transfer and Royalty Agreement [Member]
Statements Line Items
Number of equity interests in subsidiary acquired | shares																																													224,150	224,150
Description of terms of net smelter return royalty																																													PRL may pay the first minimum royalty payment by delivering 664,483 common shares in the capital of PRL to EMX on or before November 30, 2016 (received valued at $79,738). PRL has the option of purchasing 0.9% of the royalty for US$1,000,000 prior to the 6th anniversary of the effective date of the agreement.	PRL may pay the first minimum royalty payment by delivering 664,483 common shares in the capital of PRL to EMX on or before November 30, 2016 (received valued at $79,738). PRL has the option of purchasing 0.9% of the royalty for US$1,000,000 prior to the 6th anniversary of the effective date of the agreement.
Equity interests of acquirer																																													$ 60,521
Net smelter return royalty																																													2.90%
Proceeds from option agreement																																													$ 61,805	$ 49,204
Exploration license, ownership percentage																																																						100.00%
Ounces of gold equivalent to payment | Ounce																																													75	75
Proceeds from advance royalty payment																																														$ 49,204
Golcuk Transfer and Royalty Agreement, shares received | shares																											1,000,000	1,000,000					1,000,000	1,000,000	500,000	500,000			500,000	500,000					224,150	224,150
Golcuk Transfer and Royalty Agreement, value of shares received																											$ 55,000						$ 115,000		$ 25,000				$ 27,500
Golcuk Transfer and Royalty Agreement, shares received, value per share																												$ 0.055						$ 0.115		$ 0.05				$ 0.055
Tumad Agreement - Trab-23 [Member]
Statements Line Items
Exploration license, ownership percentage																																													100.00%
Black Sea Copper & Gold Agreement - Alankoy [Member]
Statements Line Items
Option agreement, interest												100.00%
Net smelter return royalty																																																			3.00%
Proceeds from option agreement																													$ 35,408	$ 25,000
Proceeds from termination of option agreement												$ 16,439
Aktutan Property [Member]
Statements Line Items
Net smelter return royalty																																													4.00%
Proceeds from advance royalty payment																																													$ 261,473	$ 200,000
Neavesville gold-silver property [Member]
Statements Line Items
Proceeds from option agreement																					$ 129,562					$ 50,000					$ 50,000						$ 100,000
Ounces of gold equivalent to payment | Ounce																										75
Haiti exploration permits [Member]
Statements Line Items
Net smelter return royalty																																																				0.50%
Guldgruvan Cobalt Project [Member] | Boreal Energy Metals Corporation [Member]
Statements Line Items
Number of equity interests in subsidiary acquired | shares							2,979,798	2,979,798
Percentage of equity interests acquired							5.90%	5.90%
Description of terms of net smelter return royalty							EMX will retain a 3% NSR royalty on the project, of which 1% may be purchased by BEMC on or before the fifth anniversary of the closing date in 0.5% increments for a total of US$2,500,000 in cash and common shares of BEMC stock.	EMX will retain a 3% NSR royalty on the project, of which 1% may be purchased by BEMC on or before the fifth anniversary of the closing date in 0.5% increments for a total of US$2,500,000 in cash and common shares of BEMC stock.
Description of annual advance royalty payments							EMX will also receive AAR payments, with an initial US$20,000 payment, commencing on the second anniversary of the closing, with each subsequent AAR payment increasing by US$5,000 per year until reaching US$60,000 per year.	EMX will also receive AAR payments, with an initial US$20,000 payment, commencing on the second anniversary of the closing, with each subsequent AAR payment increasing by US$5,000 per year until reaching US$60,000 per year.
Njuggtraskliden And Mjovattnet Projects [Member] | Boreal Energy Metals Corporation [Member]
Statements Line Items
Number of equity interests in subsidiary acquired | shares					2,020,202
Percentage of equity interests acquired					4.00%
Description of equity ownership continuing obligation					BEMC has the continuing obligation to issue additional shares of BEMC to EMX to maintain its aggregate 9.9% interest in BEMC, at no additional cost to EMX, until BEMC has raised $3,000,000 in equity. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its 9.9% interest in BEMC.
Proceeds from reimbursement of amounts paid					$ 37,000
Description of terms of net smelter return royalty					EMX will receive an uncapped 3% NSR royalty on each of the projects. Within five years of the closing date, BEMC has the right to buy down up to 1% of the royalty owed to EMX by paying EMX US$2,500,000 in cash and shares of BEMC for each project. For each project, EMX will also receive AAR payments, with an initial US$20,000 payment, commencing on the second anniversary of the closing, with each subsequent AAR payment increasing by US$5,000 per year until reaching US$60,000 per year.
Aggregate Interest					9.90%
Modum Project [Member] | Boreal Metals Corp. [Member]
Statements Line Items
Number of equity interests in subsidiary acquired | shares																																											1,324,181	1,324,181
Percentage of equity interests acquired																																											9.40%						9.40%
Equity interests of acquirer, value per share																																																	$ 0.30
Equity interests of acquirer																																											$ 397,254
Number of shares sold | shares																																											5,000,000						5,000,000
Number of shares held | shares																																											5,530,063						5,530,063
Modum Project [Member] | Boreal Metals Corp. [Member] | Subsequent to signing [Member]
Statements Line Items
Number of equity interests in subsidiary acquired | shares																																											1,995,672	1,995,672
Percentage of equity interests acquired																																											9.90%						9.90%
Riddarhyttan Project [Member]
Statements Line Items
Description of terms of option agreement					Upon exercise of the option, EMX will retain a 3% NSR royalty, 0.75% of which may be purchased by South32 for US$1,900,000 within five years of executing the agreement.
Riddarhyttan Project [Member] | USA South 32 [Member]
Statements Line Items
Option agreement, interest					100.00%
Option agreement, exploration expenditures required					$ 5,000,000
Proceeds from option agreement					$ 200,000
Riddarhyttan Project [Member] | USA South 32 [Member] | After exercise of the option [Member]
Statements Line Items
Description of terms of option agreement					After exercising the option, AAR payments of 50,000 pounds of copper or the cash equivalent will be due to EMX, but will be deductible from future royalty payments.
Riddarhyttan Project [Member] | USA South 32 [Member] | Upon completion of a Feasibility Study [Member]
Statements Line Items
Description of terms of option agreement					The AAR may be repurchased by South 32 for US$2,500,000. In addition, South32 will make milestone payments of: (a) 350,000 pounds of copper (or the cash equivalent) upon publication of a maiden resource on the project, and (b) 750,000 pounds of copper (or the cash equivalent) upon delivery of a feasibility study.
Buckhorn Creek Property [Member] | USA - Kennecott [Member]
Statements Line Items
Option agreement, interest							100.00%	100.00%
Option agreement, exploration expenditures required								$ 4,500,000
Net smelter return royalty							2.00%	2.00%
Proceeds from option agreement								$ 550,000																																			$ 38,874	$ 30,000
Buckhorn Creek Property [Member] | USA - Kennecott [Member] | After exercise of the option [Member]
Statements Line Items
Proceeds from option agreement							$ 38,615	$ 30,000
Buckhorn Creek Property [Member] | USA - Kennecott [Member] | First anniversary of the exercise of the option [Member]
Statements Line Items
Proceeds from option agreement																																											$ 64,790	$ 50,000
Kimberley Copper Project [Member] | Enfield Exploration Corporation [Member]
Statements Line Items
Number of shares commited under agreement | shares				500,000
Value of shares commited under agreement				$ 1,000,000
Number of shares issued upon achievement of certain milestones | shares				1,750,000